Property, plant and equipment - Disclosure of non-current operating assets by region (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	€ 160,380	€ 183,373
United Kingdom
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	75,914	93,309
Austria
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	44,983	48,533
Nordics
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	35,741	36,264
France
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	3,106	4,350
United States
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	506	781
Canada
Disclosure Of Non-Current Operating Assets By Region [Line Items]
NON-CURRENT ASSETS	€ 130	€ 138